UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	5/31

Date of reporting period:	11/30/24

Item 1. Reports to Stockholders.

(a)

Brookstone Active ETF

(BAMA) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2024 to November 30, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$50	0.95%

Fund Statistics

  Net Assets$40,140,372
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$114,319
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Fixed Income	32.2%
Equity	66.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 Growth ETF	23.1%
SPDR Portfolio S&P 500 ETF	22.1%
SPDR Portfolio S&P 500 Value ETF	20.9%
SPDR Portfolio Aggregate Bond ETF	16.4%
iShares 0-3 Month Treasury Bond ETF	15.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Brookstone Active ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BAMA

Brookstone Dividend Stock ETF

(BAMD) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$52	0.95%

Fund Statistics

  Net Assets$93,797,658
  Number of Portfolio Holdings30
  Advisory Fee $271,328
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Technology	3.1%
Consumer Discretionary	3.2%
Industrials	3.3%
Health Care	3.4%
Communications	6.7%
Energy	6.7%
Materials	10.0%
Real Estate	10.0%
Consumer Staples	13.2%
Financials	16.7%
Utilities	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FMC Corporation	3.4%
US Bancorp	3.4%
Verizon Communications, Inc.	3.4%
Crown Castle, Inc.	3.4%
Gilead Sciences, Inc.	3.4%
T Rowe Price Group, Inc.	3.4%
NiSource, Inc.	3.4%
Kinder Morgan, Inc.	3.4%
Kraft Heinz Company (The)	3.4%
Entergy Corporation	3.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Dividend Stock ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BAMD

Brookstone Growth Stock ETF

(BAMG) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2024 to November 30, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$52	0.95%

Fund Statistics

  Net Assets$103,128,924
  Number of Portfolio Holdings30
  Advisory Fee $285,897
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	3.2%
Consumer Staples	3.3%
Financials	3.4%
Industrials	6.5%
Health Care	6.6%
Communications	16.5%
Consumer Discretionary	16.8%
Technology	43.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Veeva Systems, Inc., Class A	3.4%
Las Vegas Sands Corporation	3.5%
McDonald's Corporation	3.4%
Snowflake, Inc.	3.4%
ServiceNow, Inc.	3.4%
CME Group, Inc.	3.4%
Tyler Technologies, Inc.	3.4%
Apple, Inc.	3.4%
Teradyne, Inc.	3.4%
UnitedHealth Group, Inc.	3.3%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Brookstone Growth Stock ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BAMG

Brookstone Intermediate Bond ETF

(BAMB) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2024 to November 30, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$48	0.95%

Fund Statistics

  Net Assets$57,722,495
  Number of Portfolio Holdings5
  Advisory Fee $184,346
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	20.1%
iShares 3-7 Year Treasury Bond ETF	20.0%
SPDR Portfolio Intermediate Term Treasury ETF	19.9%
Schwab Intermediate-Term U.S. Treasury ETF	19.9%
iShares 1-5 Year Investment Grade Corporate Bond	19.9%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Brookstone Intermediate Bond ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BAMB

Brookstone Opportunities ETF

(BAMO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2024 to November 30, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$50	0.95%

Fund Statistics

  Net Assets$37,968,604
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$105,667
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Fixed Income	32.1%
Equity	66.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	22.8%
Vanguard S&P 500 ETF	22.2%
SPDR Dow Jones Industrial Average ETF Trust	21.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	16.1%
iShares 0-3 Month Treasury Bond ETF	16.0%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Brookstone Opportunities ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BAMO

Brookstone Ultra-Short Bond ETF

(BAMU) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2024 to November 30, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$48	0.95%

Fund Statistics

  Net Assets$65,051,251
  Number of Portfolio Holdings5
  Advisory Fee $208,191
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Fixed Income	98.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBonds Dec 2024 Term Treasury ETF	19.7%
Invesco Short Term Treasury ETF	19.7%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.7%
iShares 0-3 Month Treasury Bond ETF	19.6%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.6%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Brookstone Ultra-Short Bond ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BAMU

Brookstone Value Stock ETF

(BAMV) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2024 to November 30, 2024.You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$51	0.95%

Fund Statistics

  Net Assets$86,746,552
  Number of Portfolio Holdings30
  Advisory Fee $259,616
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Materials	3.4%
Energy	6.4%
Consumer Discretionary	6.6%
Communications	6.7%
Industrials	10.2%
Consumer Staples	10.2%
Technology	16.0%
Health Care	19.6%
Financials	20.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Estee Lauder Companies, Inc. (The), Class A	3.6%
Boeing Company (The)	3.6%
CVS Health Corporation	3.5%
Walt Disney Company (The)	3.5%
Wells Fargo & Company	3.4%
Albemarle Corporation	3.4%
Berkshire Hathaway, Inc., Class B	3.4%
Bank of America Corporation	3.3%
Goldman Sachs Group, Inc. (The)	3.3%
Starbucks Corporation	3.3%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Brookstone Value Stock ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BAMV

Brookstone Yield ETF

(BAMY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2024 to November 30, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$49	0.95%

Fund Statistics

  Net Assets$36,103,201
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$99,183
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Equity	41.4%
Fixed Income	58.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Equity Premium Income ETF	21.3%
JPMorgan Nasdaq Equity Premium Income ETF	20.1%
SPDR Blackstone Senior Loan ETF	19.7%
Invesco Senior Loan ETF	19.4%
Panagram Bbb-B Clo Etf	9.9%
Janus Henderson B-BBB CLO ETF	9.9%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Brookstone Yield ETF

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BAMY

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

Brookstone Dividend Stock ETF (BAMD)
Brookstone Growth Stock ETF (BAMG)
Brookstone Value Stock ETF (BAMV)
Brookstone Intermediate Bond ETF (BAMB)
Brookstone Ultra-Short Bond ETF (BAMU)
Brookstone Active ETF (BAMA)
Brookstone Opportunities ETF (BAMO)
Brookstone Yield ETF (BAMY)

Semi-Annual Financial Statements and
Additional Information
November 30, 2024

1-888-562-8880
www.brookstoneam.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Brookstone ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 3.4%
25,558	T Rowe Price Group, Inc.	$3,165,103

	AUTOMOTIVE - 3.2%
271,258	Ford Motor Company	3,019,102

	BANKING - 10.0%
171,128	Huntington Bancshares, Inc.	3,082,015
64,759	Truist Financial Corporation	3,087,709
60,075	US Bancorp	3,201,397
		9,371,121
	BIOTECH & PHARMA - 3.4%
34,288	Gilead Sciences, Inc.	3,174,383

	CHEMICALS - 6.7%
69,097	Dow, Inc.	3,054,778
54,189	FMC Corporation	3,202,028
		6,256,806
	CONTAINERS & PACKAGING - 3.3%
53,242	International Paper Company	3,132,227

	ELECTRIC UTILITIES - 20.0%
31,494	American Electric Power Company, Inc.	3,144,990
52,957	Dominion Energy, Inc.	3,111,224
26,836	Duke Energy Corporation	3,141,154
35,722	Edison International	3,134,606
20,140	Entergy Corporation	3,145,263
30,547	WEC Energy Group, Inc.	3,086,774
		18,764,011
	FOOD - 6.6%
113,781	Conagra Brands, Inc.	3,134,667
98,386	Kraft Heinz Company (The)	3,145,400
		6,280,067

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	GAS & WATER UTILITIES - 3.4%
82,816	NiSource, Inc.	$3,154,461

	HEALTH CARE REIT - 3.3%
142,031	Healthpeak Properties, Inc.	3,123,262

	HOUSEHOLD PRODUCTS - 3.3%
21,996	Kimberly-Clark Corporation	3,065,143

	INFRASTRUCTURE REIT - 3.4%
29,983	Crown Castle, Inc.	3,185,694

	INSURANCE - 3.3%
24,186	Prudential Financial, Inc.	3,129,910

	OIL & GAS PRODUCERS - 6.7%
111,289	Kinder Morgan, Inc.	3,146,140
27,595	ONEOK, Inc.	3,134,792
		6,280,932
	RETAIL REIT - 3.3%
53,699	Realty Income Corporation	3,108,635

	TECHNOLOGY HARDWARE - 3.1%
81,978	HP, Inc.	2,904,481

	TELECOMMUNICATIONS - 6.7%
132,412	AT&T, Inc.	3,066,662
72,007	Verizon Communications, Inc.	3,192,790
		6,259,452
	TOBACCO & CANNABIS - 3.3%
53,391	Altria Group, Inc.	3,082,796

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3%
22,555	United Parcel Service, Inc., B	$3,061,164

	TOTAL COMMON STOCKS (Cost $77,052,242)	$93,518,750

	TOTAL INVESTMENTS - 99.7% (Cost $77,052,242)	$93,518,750
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	278,908
	NET ASSETS - 100.0%	$93,797,658

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 3.2%
16,807	Huntington Ingalls Industries, Inc.	$3,326,441

	AUTOMOTIVE - 3.3%
9,950	Tesla, Inc.(a)	3,434,342

	BEVERAGES - 3.3%
20,853	PepsiCo, Inc.	3,408,423

	E-COMMERCE DISCRETIONARY - 3.3%
16,440	Amazon.com, Inc.(a)	3,417,712

	ELECTRICAL EQUIPMENT - 3.3%
42,927	Fortive Corporation	3,405,399

	HEALTH CARE FACILITIES & SERVICES - 3.3%
5,651	UnitedHealth Group, Inc.	3,448,241

	HOME CONSTRUCTION - 3.3%
42,465	Masco Corporation	3,420,980

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
14,596	CME Group, Inc.	3,473,848

	INTERNET MEDIA & SERVICES - 16.5%
20,367	Alphabet, Inc., Class A	3,441,004
17,981	Expedia Group, Inc.(a)	3,319,652
5,899	Meta Platforms, Inc., Class A	3,387,914
3,847	Netflix, Inc.(a)	3,411,558
47,461	Uber Technologies, Inc.(a)	3,415,294
		16,975,422
	LEISURE FACILITIES & SERVICES - 6.9%
66,843	Las Vegas Sands Corporation	3,546,689
11,867	McDonald’s Corporation	3,512,751
		7,059,440

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3%
6,407	Thermo Fisher Scientific, Inc.	$3,393,339

	OIL & GAS PRODUCERS - 3.2%
24,468	EOG Resources, Inc.	3,260,606

	SEMICONDUCTORS - 9.8%
23,362	NVIDIA Corporation	3,229,797
21,679	QUALCOMM, Inc.	3,436,772
31,509	Teradyne, Inc.	3,465,989
		10,132,558
	SOFTWARE - 26.6%
6,584	Adobe, Inc.(a)	3,396,883
10,842	Autodesk, Inc.(a)	3,164,780
8,130	Microsoft Corporation	3,442,730
8,865	Palo Alto Networks, Inc.(a)	3,438,024
3,312	ServiceNow, Inc.(a)	3,475,745
19,933	Snowflake, Inc.(a)	3,484,288
5,517	Tyler Technologies, Inc.(a)	3,471,131
15,674	Veeva Systems, Inc., Class A(a)	3,571,322
		27,444,903
	TECHNOLOGY HARDWARE - 3.4%
14,617	Apple, Inc.	3,469,053

	TECHNOLOGY SERVICES - 3.3%
10,829	Visa, Inc., Class A	3,412,002

	TOTAL COMMON STOCKS (Cost $90,972,414)	102,482,709

	TOTAL INVESTMENTS - 99.4% (Cost $90,972,414)	$102,482,709
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	646,215
	NET ASSETS - 100.0%	$103,128,924

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 3.6%
20,034	Boeing Company (The)(a)	$3,114,085

	APPAREL & TEXTILE PRODUCTS - 3.3%
36,526	NIKE, Inc., Class B	2,877,153

	ASSET MANAGEMENT - 3.3%
34,787	Charles Schwab Corporation (The)	2,878,972

	BANKING - 10.1%
60,893	Bank of America Corporation	2,893,026
11,530	JPMorgan Chase & Company	2,879,272
38,367	Wells Fargo & Company	2,922,414
		8,694,712
	BIOTECH & PHARMA - 9.7%
47,674	Bristol-Myers Squibb Company	2,823,255
18,144	Johnson & Johnson	2,812,501
104,900	Pfizer, Inc.	2,749,429
		8,385,185
	CABLE & SATELLITE - 3.2%
64,228	Comcast Corporation, Class A	2,774,007

	CHEMICALS - 3.3%
26,970	Albemarle Corporation	2,904,669

	DIVERSIFIED INDUSTRIALS - 3.2%
12,067	Honeywell International, Inc.	2,810,766

	ELECTRICAL EQUIPMENT - 3.3%
27,943	Otis Worldwide Corporation	2,877,570

	ENTERTAINMENT CONTENT - 3.5%
25,553	Walt Disney Company (The)	3,001,711

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.6%
51,513	CVS Health Corporation	$3,083,053

	HOUSEHOLD PRODUCTS - 6.9%
43,371	Estee Lauder Companies, Inc. (The), Class A	3,127,916
119,072	Kenvue, Inc.	2,867,254
		5,995,170
	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
4,745	Goldman Sachs Group, Inc. (The)	2,887,665

	INSURANCE - 3.4%
5,995	Berkshire Hathaway, Inc., Class B(a)	2,895,705

	LEISURE FACILITIES & SERVICES - 3.3%
28,156	Starbucks Corporation	2,884,864

	MEDICAL EQUIPMENT & DEVICES - 6.4%
12,588	Becton Dickinson and Company	2,793,277
24,746	Zimmer Biomet Holdings, Inc.	2,774,027
		5,567,304
	OIL & GAS PRODUCERS - 6.4%
17,505	Chevron Corporation	2,834,585
23,149	Exxon Mobil Corporation	2,730,656
		5,565,241
	RETAIL - CONSUMER STAPLES - 3.3%
47,121	Kroger Company (The)	2,878,151

	SOFTWARE - 3.2%
8,396	Salesforce, Inc.	2,770,596

	TECHNOLOGY HARDWARE - 3.3%
48,289	Cisco Systems, Inc.	2,859,192

	TECHNOLOGY SERVICES - 9.5%
34,501	Cognizant Technology Solutions Corporation, Class A	2,776,985

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY SERVICES - 9.5% (Continued)
31,655	Fidelity National Information Services, Inc.	$2,700,172
32,368	PayPal Holdings, Inc.(a)	2,808,571
		8,285,728

	TOTAL COMMON STOCKS (Cost $75,206,650)	85,991,499

	TOTAL INVESTMENTS - 99.1% (Cost $75,206,650)	$85,991,499
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	755,053
	NET ASSETS - 100.0%	$86,746,552

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
220,206	iShares 1-5 Year Investment Grade Corporate Bond	$11,483,743
98,305	iShares 3-7 Year Treasury Bond ETF	11,514,465
121,918	iShares 7-10 Year Treasury Bond ETF	11,605,373
465,668	Schwab Intermediate-Term U.S. Treasury ETF	11,502,000
405,375	SPDR Portfolio Intermediate Term Treasury ETF	11,512,650
		57,618,231

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,823,571)	57,618,231

	TOTAL INVESTMENTS - 99.8% (Cost $55,823,571)	$57,618,231
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	104,264
	NET ASSETS - 100.0%	$57,722,495

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	FIXED INCOME - 98.3%
121,190	Invesco Short Term Treasury ETF	$12,786,757
126,824	iShares 0-3 Month Treasury Bond ETF	12,768,640
534,766	iShares iBonds Dec 2024 Term Treasury ETF	12,829,037
139,180	SPDR Bloomberg 1-3 Month T-Bill ETF	12,773,940
128,306	SPDR Bloomberg 3-12 Month T-Bill ETF	12,763,881
		63,922,255

	TOTAL EXCHANGE-TRADED FUNDS (Cost $63,787,554)	63,922,255

	TOTAL INVESTMENTS - 98.3% (Cost $63,787,554)	$63,922,255
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	1,128,996
	NET ASSETS - 100.0%	$65,051,251

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 66.1%
124,928	SPDR Portfolio S&P 500 ETF	$8,856,146
106,240	SPDR Portfolio S&P 500 Growth ETF	9,281,126
151,552	SPDR Portfolio S&P 500 Value ETF	8,376,279
		26,513,551
	FIXED INCOME - 32.2%
62,976	iShares 0-3 Month Treasury Bond ETF	6,340,424
257,792	SPDR Portfolio Aggregate Bond ETF	6,602,053
		12,942,477

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,454,382)	39,456,028

	TOTAL INVESTMENTS - 98.3% (Cost $32,454,382)	$39,456,028
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	684,344
	NET ASSETS - 100.0%	$40,140,372

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 66.1%
41,205	Invesco Nasdaq 100 ETF	$8,644,810
17,835	SPDR Dow Jones Industrial Average ETF Trust	8,027,355
15,252	Vanguard S&P 500 ETF	8,441,219
		25,113,384
	FIXED INCOME - 32.1%
60,516	iShares 0-3 Month Treasury Bond ETF	6,092,751
66,420	SPDR Bloomberg 1-3 Month T-Bill ETF	6,096,027
		12,188,778

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,294,989)	37,302,162

	TOTAL INVESTMENTS - 98.2% (Cost $31,294,989)	$37,302,162
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	666,442
	NET ASSETS - 100.0%	$37,968,604

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.3%
	EQUITY - 41.4%
126,095	JPMorgan Equity Premium Income ETF	$7,670,359
127,233	JPMorgan Nasdaq Equity Premium Income ETF	7,263,732
		14,934,091
	FIXED INCOME - 58.9%
331,372	Invesco Senior Loan ETF	6,995,263
72,235	Janus Henderson B-BBB CLO ETF	3,569,131
131,978	Panagram Bbb-B Clo Etf	3,579,243
169,136	SPDR Blackstone Senior Loan ETF	7,117,243
		21,260,880

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,318,755)	36,194,971

	TOTAL INVESTMENTS - 100.3% (Cost $34,318,755)	$36,194,971
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(91,770)
	NET ASSETS - 100.0%	$36,103,201

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$77,052,242	$90,972,414	$75,206,650	$55,823,571
At value	$93,518,750	$102,482,709	$85,991,499	$57,618,231
Cash and cash equivalents	727,293	734,118	917,240	573,064
Dividends and interest receivable	383,786	47,162	195,608	1,809
Prepaid expenses and other assets	—	13	895	654
TOTAL ASSETS	94,629,829	103,264,002	87,105,242	58,193,758

LIABILITIES
Distributions Payable	748,272	42,195	274,314	398,046
Investment advisory fees payable	48,805	52,678	45,473	30,345
Payable to related parties	5,587	13,104	10,022	13,104
Accrued expenses and other liabilities	29,507	27,101	28,881	29,768
TOTAL LIABILITIES	832,171	135,078	358,690	471,263
NET ASSETS	$93,797,658	$103,128,924	$86,746,552	$57,722,495

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$70,213,631	$78,494,650	$68,711,455	$55,914,544
Accumulated earnings	23,584,027	24,634,274	18,035,097	1,807,951
NET ASSETS	$93,797,658	$103,128,924	$86,746,552	$57,722,495

Net Asset Value Per Share:
Shares:
Net Assets	$93,797,658	$103,128,924	$86,746,552	$57,722,495
Shares of beneficial interest outstanding	2,720,000	2,910,000	2,620,000	2,220,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$34.48	$35.44	$33.11	$26.00
Market Price	$34.51	$35.44	$33.14	$25.99

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$63,787,554	$32,454,382	$31,294,989	$34,318,755
At value	$63,922,255	$39,456,028	$37,302,162	$36,194,971
Cash and cash equivalents	1,856,937	895,061	874,144	692,978
Dividends and interest receivable	5,932	2,983	7,635	2,118
Prepaid expenses and other assets	735	452	430	411
TOTAL ASSETS	65,785,859	40,354,524	38,184,371	36,890,478

LIABILITIES
Distributions Payable	659,190	145,024	149,445	721,590
Investment advisory fees payable	34,768	21,652	19,571	18,752
Payable to related parties	14,057	9,985	10,981	11,149
Accrued expenses and other liabilities	26,593	37,491	35,770	35,786
TOTAL LIABILITIES	734,608	214,152	215,767	787,277
NET ASSETS	$65,051,251	$40,140,372	$37,968,604	$36,103,201

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$64,913,546	$32,979,063	$31,833,114	$34,407,026
Accumulated earning	137,705	7,161,309	6,135,490	1,696,175
NET ASSETS	$65,051,251	$40,140,372	$37,968,604	$36,103,201

Net Asset Value Per Share:
Shares:
Net Assets	$65,051,251	$40,140,372	$37,968,604	$36,103,201
Shares of beneficial interest outstanding	2,580,000	1,280,000	1,230,000	1,340,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$25.21	$31.36	$30.87	$26.94
Market Price	$25.24	$31.37	$30.87	$26.95

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$1,885,216	$434,473	$868,384	$1,033,686
Interest	18,254	24,966	19,544	10,354
TOTAL INVESTMENT INCOME	1,903,470	459,439	887,928	1,044,040

EXPENSES
Investment advisory fees	271,328	285,897	259,616	184,346
Administrative services fees	37,569	45,077	42,454	28,008
Professional fees	11,201	11,171	11,171	9,368
Custodian fees	9,646	5,074	10,518	4,003
Compliance officer fees	8,996	9,339	7,708	8,416
Trustees fees and expenses	4,895	4,844	4,828	5,461
Printing expenses	4,172	4,410	4,989	3,865
Transfer agent fees	3,257	6,881	2,532	1,868
Legal fees	3,177	4,293	4,449	6,149
Insurance expense	924	944	220	207
Other expenses	4,474	4,752	5,044	10,180
TOTAL EXPENSES	359,639	382,682	353,529	261,871

NET INVESTMENT INCOME	1,543,831	76,757	534,399	782,169

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	33,173	(144,210)	39,497	—
Net realized gain from in-kind redemptions	6,267,104	12,195,854	5,180,122	15,994
Net change in unrealized appreciation on investments	7,166,349	3,808,476	3,857,752	1,164,375
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	13,466,626	15,860,120	9,077,371	1,180,369

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,010,457	$15,936,877	$9,611,770	$1,962,538

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$1,579,112	$459,117	$440,115	$1,499,363
Interest	36,664	20,040	19,010	9,406
TOTAL INVESTMENT INCOME	1,615,776	479,157	459,125	1,508,769

EXPENSES
Investment advisory fees	208,191	125,512	116,910	112,334
Administrative services fees	37,334	16,180	15,425	14,963
Professional fees	9,368	9,372	9,372	9,372
Compliance officer fees	7,719	6,148	6,244	6,332
Legal fees	6,554	13,249	9,350	9,600
Trustees fees and expenses	5,633	5,619	5,618	5,667
Transfer agent fees	4,427	5,976	6,368	6,376
Custodian fees	3,529	3,613	3,746	3,912
Printing expenses	1,356	3,509	3,364	3,509
Insurance expense	213	199	199	198
Other expenses	7,629	5,348	5,597	5,147
TOTAL EXPENSES	291,953	194,725	182,193	177,410

Less: Contractual Fees waived and/or expenses reimbursed by the Adviser	—	(11,193)	(11,243)	(13,151)
TOTAL FEES WAIVED	—	(11,193)	(11,243)	(13,151)

NET EXPENSES	291,953	183,532	170,950	164,259
NET INVESTMENT INCOME	1,323,823	295,625	288,175	1,344,510

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	—	—	—	6,767
Net realized gain from in-kind redemptions	991	153,761	124,027	19,014
Net change in unrealized appreciation on investments	12,108	3,333,547	2,987,289	866,057
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	13,099	3,487,308	3,111,316	891,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,336,922	$3,782,933	$3,399,491	$2,236,348

See accompanying notes which are an integral part of these financial statements.

Brookstone Dividend Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2024	For the Period Ended
	(Unaudited)	May 31, 2024 *
FROM OPERATIONS
Net investment income	$1,543,831	$1,543,382
Net realized gain from investments	33,173	678,453
Net realized gain from in-kind redemptions	6,267,104	395,615
Net change in unrealized appreciation on investments	7,166,349	9,300,159
Net increase in net assets resulting from operations	15,010,457	11,917,609

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,429,183)	(1,526,556)
Total distributions to shareholders	(1,429,183)	(1,526,556)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,242,505	68,526,421
Cost of shares redeemed	(18,666,490)	(3,293,105)
Transaction Fees (Note 5)	5,500	10,500
Net increase in net assets from shares of beneficial interest	4,581,515	65,243,816

TOTAL INCREASE IN NET ASSETS	18,162,789	75,634,869

NET ASSETS
Beginning of Period	75,634,869	—
End of Period	$93,797,658	$75,634,869

SHARE ACTIVITY
Shares Sold	710,000	2,690,000
Shares Redeemed	(560,000)	(120,000)
Net increase in shares of beneficial interest outstanding	150,000	2,570,000

*	Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Growth Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2024	For the Period Ended
	(Unaudited)	May 31, 2024 *
FROM OPERATIONS
Net investment income	$76,757	$88,985
Net realized gain (loss) from investments	(144,210)	1,027,742
Net realized gain from in-kind redemptions	12,195,854	712,432
Net change in unrealized appreciation on investments	3,808,476	7,701,819
Net increase in net assets resulting from operations	15,936,877	9,530,978

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(59,745)	(72,992)
Total distributions to shareholders	(59,745)	(72,992)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	42,781,448	74,437,562
Cost of shares redeemed	(34,876,228)	(4,562,726)
Transaction Fees (Note 5)	3,250	10,500
Net increase in net assets from shares of beneficial interest	7,908,470	69,885,336

TOTAL INCREASE IN NET ASSETS	23,785,602	79,343,322

NET ASSETS
Beginning of Period	79,343,322	—
End of Period	$103,128,924	$79,343,322

SHARE ACTIVITY
Shares Sold	1,240,000	2,830,000
Shares Redeemed	(1,000,000)	2,670,000
Net increase in shares of beneficial interest outstanding	240,000	2,670,000

*	Brookstone Growth Stock ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Value Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2024	For the Period Ended
	(Unaudited)	May 31, 2024 *
FROM OPERATIONS
Net investment income	$534,399	$494,502
Net realized gain from investments	39,497	2,012,261
Net realized gain from in-kind redemptions	5,180,122	754,463
Net change in unrealized appreciation on investments	3,857,752	6,927,097
Net increase in net assets resulting from operations	9,611,770	10,188,323

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(527,098)	(491,550)
Total distributions to shareholders	(527,098)	(491,550)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,061,502	72,290,878
Cost of shares redeemed	(21,890,891)	(5,509,192)
Transaction Fees (Note 5)	3,750	9,060
Net increase in net assets from shares of beneficial interest	1,174,361	66,790,746

TOTAL INCREASE IN NET ASSETS	10,259,033	76,487,519

NET ASSETS
Beginning of Period	76,487,519	—
End of Period	$86,746,552	$76,487,519

SHARE ACTIVITY
Shares Sold	720,000	2,770,000
Shares Redeemed	(680,000)	(190,000)
Net increase in shares of beneficial interest outstanding	40,000	2,580,000

*	Brookstone Value Stock ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Intermediate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2024	For the Period Ended
	(Unaudited)	May 31, 2024 *
FROM OPERATIONS
Net investment income	$782,169	$854,715
Net realized loss from investments	—	(3,773)
Net realized gain from in-kind redemptions	15,994	—
Net change in unrealized appreciation on investments	1,164,375	630,285
Net increase in net assets resulting from operations	1,962,538	1,481,227

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(787,841)	(857,320)
Total distributions to shareholders	(787,841)	(857,320)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,090,966	54,344,912
Cost of shares redeemed	(518,237)	—
Transaction Fees (Note 5)	1,250	5,000
Net increase in net assets from shares of beneficial interest	1,573,979	54,349,912

TOTAL DECREASE IN NET ASSETS	2,748,676	54,973,819

NET ASSETS
Beginning of Period	54,973,819	—
End of Period	$57,722,495	$54,973,819

SHARE ACTIVITY
Shares Sold	80,000	2,160,000
Shares Redeemed	(20,000)	—
Net increase in shares of beneficial interest outstanding	60,000	2,160,000

*	Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Ultra-Short Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2024	For the Period Ended
	(Unaudited)	May 31, 2024 *
FROM OPERATIONS
Net investment income	$1,323,823	$1,293,436
Net realized gain from in-kind redemptions	991	23,807
Net change in unrealized appreciation on investments	12,108	122,593
Net increase in net assets resulting from operations	1,336,922	1,439,836

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,329,611)	(1,296,360)
Total distributions to shareholders	(1,329,611)	(1,296,360)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,291,752	70,931,046
Cost of shares redeemed	(507,782)	(8,824,302)
Transaction Fees (Note 5)	1,750	8,000
Net increase in net assets from shares of beneficial interest	2,785,720	62,114,744

TOTAL INCREASE IN NET ASSETS	2,793,031	62,258,220

NET ASSETS
Beginning of Period	62,258,220	—
End of Period	$65,051,251	$62,258,220

SHARE ACTIVITY
Shares Sold	130,000	2,820,000
Shares Redeemed	(20,000)	(350,000)
Net increase in shares of beneficial interest outstanding	110,000	2,470,000

*	Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2024	For the Period Ended
	(Unaudited)	May 31, 2024 *
FROM OPERATIONS
Net investment income	$295,625	$274,541
Net realized gain from in-kind redemptions	153,761	125,372
Net change in unrealized appreciation on investments	3,333,547	3,668,099
Net increase in net assets resulting from operations	3,782,933	4,068,012

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(299,437)	(276,252)
Total distributions to shareholders	(299,437)	(276,252)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	887,866	34,221,992
Cost of shares redeemed	(894,428)	(1,357,564)
Transaction Fees (Note 5)	1,250	6,000
Net increase (decrease) in net assets from shares of beneficial interest	(5,312)	32,870,428

TOTAL DECREASE IN NET ASSETS	3,478,184	36,662,188

NET ASSETS
Beginning of Period	36,662,188	—
End of Period	$40,140,372	$36,662,188

SHARE ACTIVITY
Shares Sold	30,000	1,330,000
Shares Redeemed	(30,000)	(50,000)
Net increase in shares of beneficial interest outstanding	—	1,280,000

*	Brookstone Active ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Opportunities ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2024	For the Period Ended
	(Unaudited)	May 31, 2024 *
FROM OPERATIONS
Net investment income	$288,175	$300,673
Net realized gain from in-kind redemptions	124,027	188,437
Net change in unrealized appreciation on investments	2,987,289	3,019,884
Net increase in net assets resulting from operations	3,399,491	3,508,994

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(291,741)	(302,253)
Total distributions to shareholders	(291,741)	(302,253)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	903,597	33,531,720
Cost of shares redeemed	(870,049)	(1,916,905)
Transaction Fees (Note 5)	750	5,000
Net increase in net assets from shares of beneficial interest	34,298	31,619,815

TOTAL INCREASE IN NET ASSETS	3,142,048	34,826,556

NET ASSETS
Beginning of Period	34,826,556	—
End of Period	$37,968,604	$34,826,556

SHARE ACTIVITY
Shares Sold	30,000	1,300,000
Shares Redeemed	(30,000)	(70,000)
Net increase in shares of beneficial interest outstanding	—	1,230,000

*	Brookstone Opportunities ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	November 30, 2024	For the Period Ended
	(Unaudited)	May 31, 2024 *
FROM OPERATIONS
Net investment income	$1,344,510	$1,597,834
Net realized gain (loss) from investments	6,767	(208,107)
Net realized gain from in-kind redemptions	19,014	135,566
Net change in unrealized appreciation on investments	866,057	1,010,159
Net increase in net assets resulting from operations	2,236,348	2,535,452

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(1,348,014)	(1,601,515)
Total distributions to shareholders	(1,348,014)	(1,601,515)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,408,880	34,004,547
Cost of shares redeemed	(273,511)	(1,865,486)
Transaction Fees (Note 5)	1,250	5,250
Net increase in net assets from shares of beneficial interest	2,136,619	32,144,311

TOTAL INCREASE IN NET ASSETS	3,024,953	33,078,248

NET ASSETS
Beginning of Period	33,078,248	—
End of Period	$36,103,201	$33,078,248

SHARE ACTIVITY
Shares Sold	90,000	1,330,000
Shares Redeemed	(10,000)	(70,000)
Net increase in shares of beneficial interest outstanding	80,000	1,260,000

*	Brookstone Yield ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Dividend Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended	For the Period Ended
	November 30, 2024	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$29.43	$25.00
Activity from investment operations:
Net investment income (2)	0.59	0.79
Net realized and unrealized gain on investments	5.00	4.27
Total from investment operations	5.59	5.06
Less distributions from:
Net investment income	(0.54)	(0.63)
Total distributions	(0.54)	(0.63)
Net asset value, end of period	$34.48	$29.43
Market price, end of period	$34.51	$29.40
Total return (3)(6)	19.05%	20.39%
Total return - Market price (4)(6)	19.28%	20.27%
Net assets, at end of period (000s)	$93,798	$75,635
Ratio of gross expenses to average net assets (7)	0.87%	1.00%
Ratio of net expenses to average net assets (7)	0.87%	0.95%
Ratio of net investment income to average net assets (7)	3.71%	4.21%
Portfolio Turnover Rate (5)(6)	8%	15%

(1)	The Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Growth Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended	For the Period Ended
	November 30, 2024	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$29.72	$25.00
Activity from investment operations:
Net investment income (2)	0.03	0.05
Net realized and unrealized gain on investments	5.71	4.70
Total from investment operations	5.74	4.75
Less distributions from:
Net investment income	(0.02)	(0.03)
Total distributions	(0.02)	(0.03)
Net asset value, end of period	$35.44	$29.72
Market price, end of period	$35.44	$29.76
Total return (3)(6)	19.32%	19.03%
Total return - Market price (4)(6)	19.16%	19.19%
Net assets, at end of period (000s)	$103,129	$79,343
Ratio of gross expenses to average net assets (7)	0.87%	0.99%
Ratio of net expenses to average net assets (7)	0.87%	0.95%
Ratio of net investment income to average net assets (7)	0.17%	0.23%
Portfolio Turnover Rate (5)(6)	15%	26%

(1)	The Brookstone Growth Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Value Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended		For the Period Ended
	November 30, 2024		May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$29.65		$25.00
Activity from investment operations:
Net investment income (2)	0.21		0.25
Net realized and unrealized gain on investments	3.45		4.60
Total from investment operations	3.66		4.85
Less distributions from:
Net investment income	(0.20)		(0.20)
Total distributions	(0.20)		(0.20)
Net asset value, end of period	$33.11		$29.65
Market price, end of period	$33.14		$29.65
Total return (3)(6)	12.37	% (6)	19.43%
Total return - Market price (4)(6)	12.47%		19.43%
Net assets, at end of period (000s)	$86,747		$76,488
Ratio of gross expenses to average net assets (7)	0.88%		0.99%
Ratio of net expenses to average net assets (7)	0.88%		0.95%
Ratio of net investment income to average net assets (7)	1.34%		1.29%
Portfolio Turnover Rate (5)	20%		25%

(1)	The Brookstone Value Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Intermediate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended	For the Period Ended
	November 30, 2024	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$25.45	$25.00
Activity from investment operations:
Net investment income (2)(6)	0.36	0.52
Net realized and unrealized gain on investments	0.55	0.35
Total from investment operations	0.91	0.87
Less distributions from:
Net investment income	(0.36)	(0.42)
Total distributions	(0.36)	(0.42)
Net asset value, end of period	$26.00	$25.45
Market price, end of period	$25.99	$25.46
Total return (3)(8)	3.57%	3.50%
Total return - Market price (4)(8)	3.49%	3.54%
Net assets, at end of period (000s)	$57,722	$54,974
Ratio of gross expenses to average net assets (6)(9)	0.92%	1.12%
Ratio of net expenses to average net assets (6)(9)	0.92%	0.95%
Ratio of net investment income to average net assets (5)(9)	2.76%	2.98%
Portfolio Turnover Rate (7)(8)	0%	79%

(1)	The Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Ultra-Short Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended	For the Period Ended
	November 30, 2024	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$25.21	$25.00
Activity from investment operations:
Net investment income (2)(6)	0.53	0.66
Net realized and unrealized gain on investments	(0.01)	0.09
Total from investment operations	0.52	0.75
Less distributions from:
Net investment income	(0.52)	(0.54)
Total distributions	(0.52)	(0.54)
Net asset value, end of period	$25.21	$25.21
Market price, end of period	$25.24	$25.22
Total return (3)(8)	2.08%	3.01%
Total return - Market price (4)(8)	2.16%	3.05%
Net assets, at end of period (000s)	$65,051	$62,258
Ratio of gross expenses to average net assets (6)(9)	0.91%	1.05%
Ratio of net expenses to average net assets (6)(9)	0.91%	0.95%
Ratio of net investment income to average net assets (5)(9)	4.13%	3.82%
Portfolio Turnover Rate (7)(8)	0%	0%

(1)	The Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended	For the Period Ended
	November 30, 2024	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$28.64	$25.00
Activity from investment operations:
Net investment income (2)(6)	0.23	0.27
Net realized and unrealized gain on investments	2.72	3.60
Total from investment operations	2.95	3.87
Less distributions from:
Net investment income	(0.23)	(0.23)
Total distributions	(0.23)	(0.23)
Net asset value, end of period	$31.36	$28.64
Market price, end of period	$31.37	$28.65
Total return (3)(8)	10.33%	15.49%
Total return - Market price (4)(8)	10.33%	15.53%
Net assets, at end of period (000s)	$40,140	$36,662
Ratio of gross expenses to average net assets (6)(9)	1.01%	1.32%
Ratio of net expenses to average net assets (6)(9)	0.95%	0.95%
Ratio of net investment income to average net assets (5)(9)	1.53%	1.46%
Portfolio Turnover Rate (7)(8)	0%	0%

(1)	The Brookstone Active ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Opportunities ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended	For the Period Ended
	November 30, 2024	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$28.31	$25.00
Activity from investment operations:
Net investment income (2)(6)	0.24	0.31
Net realized and unrealized gain on investments	2.57	3.26
Total from investment operations	2.81	3.57
Less distributions from:
Net investment income	(0.25)	(0.26)
Total distributions	(0.25)	(0.26)
Net asset value, end of period	$30.87	$28.31
Market price, end of period	$30.87	$28.34
Total return (3)(8)	9.94%	14.31%
Total return - Market price (4)(8)	9.82%	14.43%
Net assets, at end of period (000s)	$37,969	$34,827
Ratio of gross expenses to average net assets (6)(9)	1.01%	1.35%
Ratio of net expenses to average net assets (6)(9)	0.95%	0.95%
Ratio of net investment income to average net assets (5)(9)	1.60%	1.69%
Portfolio Turnover Rate (7)(8)	0%	0%

(1)	The Brookstone Opportunities ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended	For the Period Ended
	November 30, 2024	May 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$26.25	$25.00
Activity from investment operations:
Net investment income (2)(6)	1.04	1.64
Net realized and unrealized gain on investments	0.67	0.95
Total from investment operations	1.71	2.59
Less distributions from:
Net investment income	(1.02)	(1.34)
Net return of capital	—	—
Total distributions	(1.02)	(1.34)
Paid-in-Capital From Redemption Fees	—	—
Net asset value, end of period	$26.94	$26.25
Market price, end of period	$26.95	$26.25
Total return (3)(8)	6.61%	10.45%
Total return - Market price (4)(8)	6.65%	9.13%
Net assets, at end of period (000s)	$36,103	$33,078
Ratio of gross expenses to average net assets (6)(9)	1.03%	1.37%
Ratio of net expenses to average net assets (6)(9)	0.95%	0.95%
Ratio of net investment income to average net assets (5)(9)	7.78%	9.19%
Portfolio Turnover Rate (7)(8)	0%	77%

(1)	The Brookstone Yield ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2024

1.	ORGANIZATION

The Brookstone Dividend Stock ETF (“BAMD”), Brookstone Growth Stock ETF (“BAMG”), Brookstone Value Stock ETF (“BAMV”), Brookstone Intermediate Bond ETF (“BAMB”), Brookstone Ultra-Short Bond ETF (“BAMU”), Brookstone Active ETF (“BAMA”), Brookstone Opportunities ETF (“BAMO”) and Brookstone Yield ETF (“BAMY”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BAMB, BAMU, BAMA, BAMO and BAMY are each a “fund of funds”, in that each Fund will generally invest in other investment companies.

BAMD’s investment objective seeks to provide income and capital appreciation. BAMG and BAMV’s investment objective seeks to provide capital appreciation. BAMB, BAMY and BAMU’s investment objective seeks to provide current income. BAMA and BAMO’s investment objective seeks to provide total return. BAMD, BAMA, BAMO and BAMY commenced operations on September 27, 2023. BAMG, BAMV, BAMB and BAMU commenced operations on September 26, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs,

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the Adviser as it’s “Valuation Designee” for execution of these procedures. The Adviser may also enlist third-party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – Applicable investments are valued pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private placements or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Valuation Designee is unable to obtain a current bid from such independent dealers or other independent parties, the adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for each Fund’s assets measured at fair value:

BAMD

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$93,518,750	$—	$—	$93,518,750
Total	$93,518,750	$—	$—	$93,518,750

BAMG

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$102,482,709	$—	$—	$102,482,709
Total	$102,482,709	$—	$—	$102,482,709

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

BAMV

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$85,991,499	$—	$—	$85,991,499
Total	$85,991,499	$—	$—	$85,991,499

BAMB

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$57,618,231	$—	$—	$57,618,231
Total	$57,618,231	$—	$—	$57,618,231

BAMU

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$63,922,255	$—	$—	$63,922,255
Total	$63,922,255	$—	$—	$63,922,255

BAMA

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,456,028	$—	$—	$39,456,028
Total	$39,456,028	$—	$—	$39,456,028

BAMO

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$37,302,162	$—	$—	$37,302,162
Total	$37,302,162	$—	$—	$37,302,162

BAMY

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$36,194,971	$—	$—	$36,194,971
Total	$36,194,971	$—	$—	$36,194,971

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedules of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized capital gains, if any, are declared and distributed

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

annually to comply with distribution requirements. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns expected to be taken in each Fund’s May 31, 2025 year-end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. During the six months ended November 30,2024, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
BAMD	$7,753,097	$6,985,650
BAMG	14,006,146	13,156,558
BAMV	16,179,211	15,872,925
BAMB	—	—
BAMU	—	—
BAMA	—	—
BAMO	443,122	—
BAMY	—	285,154

For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
BAMD	$23,609,086	$18,550,471
BAMG	42,017,770	34,592,547
BAMV	22,768,093	21,923,633
BAMB	2,069,817	513,197
BAMU	3,219,883	495,331
BAMA	870,529	876,709
BAMO	884,997	851,617
BAMY	2,370,887	266,688

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Brookstone Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. During the six months ended November 30, 2024, the Adviser earned the following fees:

Fund	Annual Rate	Advisory Fee
BAMD	0.65%	$271,328
BAMG	0.65%	285,897
BAMV	0.65%	259,616
BAMB	0.65%	184,346
BAMU	0.65%	208,191
BAMA	0.65%	125,512
BAMO	0.65%	116,910
BAMY	0.65%	112,334

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of average daily net assets of each Fund, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

During the six months ended November 30, 2024, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived
(reimbursed) by the
Fund	Adviser
BAMD	$—
BAMG	—
BAMV	—
BAMB	—
BAMU	—
BAMA	11,193
BAMO	11,243
BAMY	13,151

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2027
BAMD	$17,724
BAMG	14,170
BAMV	13,736
BAMB	48,296
BAMU	33,803
BAMA	69,341
BAMO	71,130
BAMY	72,230

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of fund shares for such distribution and shareholder service activities. As of November 30, 2024 the Plan has not been activated. For the six months ended November 30, 2024, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of Ultimus Fund Solutions, LLC. For the six months ended November 30, 2024, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the six months ended November 30, 2024, the Funds received the following fees:

Fund	Variable Fees	Fixed Fees
BAMD	$—	$5,500
BAMG	—	3,250
BAMV	—	3,750
BAMB	—	1,250
BAMU	—	1,750
BAMA	—	1,250
BAMO	—	750
BAMY	—	1,250

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	UNDERLYING FUND RISK

Other investment companies including ETFs (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation on May 31, 2024, were as follows:

	Cost for
	Federal Tax	Unrealized	Unrealized	Tax Net Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Appreciation
BAMD	$77,044,222	$16,764,218	$(297,710)	$16,466,508
BAMG	90,972,414	11,919,226	(408,931)	11,510,295
BAMV	75,206,650	12,254,395	(1,469,546)	10,784,849
BAMB	55,823,571	1,794,660	—	1,794,660
BAMU	63,787,554	145,644	(10,943)	134,701
BAMA	32,454,382	7,001,646	—	7,001,646
BAMO	31,294,989	6,007,173	—	6,007,173
BAMY	34,318,755	1,876,216	—	1,876,216

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended May 31, 2024 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
5/31/2024	Income	Capital Gains	Capital	Total
BAMD	$1,526,556	$—	$—	$1,526,556
BAMG	72,992	—	—	72,992
BAMV	491,550	—	—	491,550
BAMB	857,320	—	—	857,320
BAMU	1,296,360	—	—	1,296,360
BAMA	276,252	—	—	276,252
BAMO	302,253	—	—	302,253
BAMY	1,601,515	—	—	1,601,515

As of May 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BAMD	$687,484	$7,090	$—	$—	$—	$9,308,179	$10,002,753
BAMG	1,055,323	—	—	—	—	7,701,819	8,757,142
BAMV	2,021,472	1,856	—	—	—	6,927,097	8,950,425
BAMB	6,742	—	(3,773)	—	—	630,285	633,254
BAMU	7,801	—	—	—	—	122,593	130,394
BAMA	9,714	—	—	—	—	3,668,099	3,677,813
BAMO	7,856	—	—	—	—	3,019,884	3,027,740
BAMY	5,897	—	(208,215)	—	—	1,010,159	807,841

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
BAMD	$—
BAMG	—
BAMV	—
BAMB	3,773
BAMU	—
BAMA	—
BAMO	—
BAMY	208,215

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, and non-deductible expenses, resulted in reclassifications for the tax year ended May 31, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
BAMD	$388,300	$(388,300)
BAMG	700,844	(700,844)
BAMV	746,348	(746,348)
BAMB	(9,347)	9,347
BAMU	13,082	(13,082)
BAMA	113,947	(113,947)
BAMO	179,001	(179,001)
BAMY	126,096	(126,096)

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Board declared the following distributions:

Fund	Dividend Per Share	Record Date	Ex-Date	Payable Date
BAMD	$0.2751	11/29/2024	11/29/2024	12/6/2024
BAMG	$0.0145	11/29/2024	11/29/2024	12/6/2024
BAMV	$0.1047	11/29/2024	11/29/2024	12/6/2024
BAMB	$0.1793	11/29/2024	11/29/2024	12/6/2024
BAMU	$0.2555	11/29/2024	11/29/2024	12/6/2024
BAMA	$0.1133	11/29/2024	11/29/2024	12/6/2024
BAMO	$0.1215	11/29/2024	11/29/2024	12/6/2024
BAMY	$0.5385	11/29/2024	11/29/2024	12/6/2024

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2024

	Short Term Cap	Long Term Cap
	Gain Dividend Per	Gain Dividend Per
Fund	Share	Share	Dividend Per Share	Record Date	Ex-Date	Payable Date
BAMD	$0.2394	$0.0039	$0.1123	12/27/2024	12/27/2024	1/3/2025
BAMG	$0.3473	$—	$0.0572	12/27/2024	12/27/2024	1/3/2025
BAMV	$0.7473	$0.0010	$0.0200	12/27/2024	12/27/2024	1/3/2025
BAMB	$—	$—	$0.1418	12/27/2024	12/27/2024	1/3/2025
BAMU	$—	$—	$0.1470	12/27/2024	12/27/2024	1/3/2025
BAMA	$—	$—	$0.1213	12/27/2024	12/27/2024	1/3/2025
BAMO	$—	$—	$0.1105	12/27/2024	12/27/2024	1/3/2025
BAMY	$—	$—	$0.3218	12/27/2024	12/27/2024	1/3/2025

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than that discussed above.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others
Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable

INVESTMENT ADVISER
Brookstone Asset Management, LLC
1745 S Naperville Rd
Wheaton, IL 60189

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BROOK ETF-SA24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	2/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	2/7/2025

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	2/7/2025